Restructuring Charges (Tables)	9 Months Ended
Sep. 30, 2022
Restructuring Charges [Abstract]
Summary of Liability of Restructuring Charges

The liabilities recorded in connection with the restructuring charges are summarized as follows (in thousands):

Nine Months Ended September 30, 2022
Accrued restructuring charges at beginning of period	$2,362
Severance payments	(2,374)
Additional restructuring charges	11
Accrued restructuring charges at end of period	$—